Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Sale of investments in associates	$ 0	$ 0	$ 60
Adjust previous year application method of participation	209	(378)	(1)
Reversal/Impairment of interests in associates	246	626	1,349
Sale of investments in joint ventures	0	(2,599)	0
Others	(2,597)	97	(1,291)
Other losses	$ (2,142)	$ (2,254)	$ 117